Commitments	12 Months Ended
Jun. 30, 2018
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Commitments

31    Commitments

The Group’s commitments for capital expenditure were US$2,110 million as at 30 June 2018 (2017: US$2,084 million). The Group’s other commitments are as follows:

	Commitments under finance leases		Commitments under operating leases
	2018	2017	2018	2017
	US$M	US$M	US$M	US$M
Due not later than one year	127	135	388	420
Due later than one year and not later than five years	448	475	785	672
Due later than five years	590	705	839	660

Total	1,165	1,315	2,012	1,752

Future financing liability	(363)	(418)
Right to reimbursement from joint operations partner	–	–

Finance lease liability	802	897

Finance leases include leases of power generation and transmission assets. Certain lease payments may be subject to inflation escalation clauses on which contingent rentals are determined. The leases contain extension and renewal options.

Operating leases include leases of property, plant and equipment. Rental payments are generally fixed, but with inflation escalation clauses on which contingent rentals are determined. Certain leases contain extension and renewal options.